Voya Solution Aggressive Portfolio Expense Example - Voya Solution Aggressive Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 129
Expense Example, with Redemption, 3 Years	435
Expense Example, with Redemption, 5 Years	762
Expense Example, with Redemption, 10 Years	1,689
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	495
Expense Example, with Redemption, 10 Years	1,118
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	357
Expense Example, with Redemption, 5 Years	629
Expense Example, with Redemption, 10 Years	1,407
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	404
Expense Example, with Redemption, 5 Years	709
Expense Example, with Redemption, 10 Years	$ 1,577